ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Components of Accounts Receivable, Net

Components of accounts receivable, net are as follows:

	December 31,
	2018	2017
Hotel	$1,420	$1,415
Other	1,252	1,518

Sub-total	2,672	2,933
Less: allowances for doubtful debts	(960)	(588)

	$1,712	$2,345